Consolidated Statements of Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Vessel revenue	$ 35,983	$ 11,661	$ 2,075
Commissions	(1,321)	(438)	(65)
Vessel revenue, net	34,662	11,223	2,010
Expenses:
Direct voyage expenses	(21,008)	(7,496)	(1,274)
Vessel operating expenses	(14,251)	(5,639)	(1,006)
Voyage expenses - related party	0	0	(24)
Management fees - related party	0	0	(122)
Management fees	(895)	(336)	0
General and administration expenses	(4,134)	(2,804)	(2,987)
General and administration expenses - related party	0	(70)	(309)
Loss on bad debts	0	(30)	(38)
Amortization of deferred dry-docking costs	(556)	(38)	0
Depreciation	(8,531)	(1,865)	(3)
Gain on restructuring	0	0	85,563
Operating (loss) / income	(14,713)	(7,055)	81,810
Other income / (expenses), net:
Interest and finance costs	(7,235)	(1,460)	(1,463)
Interest and finance costs - related party	(2,616)	(399)	0
Interest and other income	20	0	14
Foreign currency exchange losses, net	(45)	(42)	(13)
Total other expenses, net	(9,876)	(1,901)	(1,462)
Net (loss) / income before income taxes	(24,589)	(8,956)	80,348
Income taxes	(34)	0	0
Net (loss) / income	$ (24,623)	$ (8,956)	$ 80,348
Net (loss) / income per common share
Basic and diluted (in dollars per share)	$ (1.20)	$ (0.83)	$ 30.06
Weighted average common shares outstanding
Basic (in shares)	20,553,007	10,773,404	2,672,945
Diluted (in shares)	20,553,007	10,773,404	2,672,950